Taxes - Operating taxes and levies - Operating taxes and levies payable - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Net operating taxes and levies (payables) in the opening balance	€ (295)	€ (217)	€ (323)
Operating taxes and levies recognized in profit or loss	(1,827)	(1,840)	(1,846)
Operating taxes and levies paid	1,939	1,777	1,934
Changes in the scope of consolidation	3	(13)
Translation adjustment	(16)	(3)	21
Reclassifications and other items	(1)	1	(3)
Reclassifications to assets held for sale	0	0	0
Net operating taxes and levies (payables) in the closing balance	€ (197)	€ (295)	€ (217)